UNITED STATES
                 U. S.  SECURITIES AND
                            EXCHANGE
                            COMMISSION Washington, D. C.
                            20549

                            FORM 24F-2
                      Annual Notice of
                            Securities Sold Pursuant to Rule
                            24f-
                              2


1.       Name and address of issuer:

         The Variable Annuity Life Insurance Company
     2929 Allen Parkway, L7-01
                    Houston, Texas 77019

  2.     The name of each series or class of
securities
for which
          this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): all

  3.     Investment Company Act File  Number:
811-3240
             Securities Act File  Number:    296223; 2
    32783; 3375292

4(a).   Last day of fiscal year for which this
notice is
                           filed:
    December 31, 2000

  4(b).R Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer=s fiscal year). (See instruction A.2)

Note: If this Form is being filed late, interest must be
                          paid
    on the registration fee due.
         4(c).R  Check box if this is the last time
                        issuer will be filing this Form.
    N/A

  5.     Calculation of registration fee:

   (I)Aggregate sale price of securities sold during the
        $ 4,660,865,233
                     fiscal year pursuant to section 24(f):

    (ii)Aggregate price of securities redeemed
   or repurchased during the
   fiscal year: $
        2,855,558,767

    (iii)   Aggregate price
of securities
        redeemed or repurchased
        during any prior fiscal year
        ending no earlier
        than
        October
        11, 1997
        that were
        not
        previousl
        y used to
        reduce
        registrat
        ion fees
        payable
        to the
        Commissio
        n: $    0

    (iv)Total
    available
        redemptio
        n credits
        (add
        Items
        5(ii)
and 5(iii): $
  2,855,558,767
(v)Net sales - If
Item (5
(I) is greater than Item
          5(iv)
        [subtract
        Item 5(iv) from
Item 5(I)]:
        $ 1,805,306,466



  (vi)Redemption credits
available for use in
future
years     $(          )
                     --if Item (5i) is less than
Item 5(iv) [subtract Item
             5(iv) from Item 5(I)]:

  (vii)   Multiply for determining registration
                    fee (See
          Instruction C.9):   x .00025

      (viii)Registration fee due [multiply Item
           5(v) by Item 5(vii)] (enter AO@ if no
           fee is due):
        =$ 451,327.00

  6. Prepaid Shares

        If the response to Item 5(I) was
     determined by deducting an amount of
     securities that were
registered under the Securities Act of 1933
pursuant to rule 24e-2 as in effect before
[effective date of rescission of rule 24e-2], then
report the amount of securities (number of shares
or other units)
deducted here:              .  If there is a
     number of shares or other
 units that were registered pursuant to rule 24e-2
     remaining unsold at the end of the
           fiscal year for which this form is
     filed that are available for use by the issuer in
     future fiscal years, then
state that number here:                                             .
  7. Interest due -- If this Form is being
     filed more than 90 days after the end of
     the issuer=s fiscal year (see instruction
     D):
                                                          +
                                                          $
 8. Total of the amount of the registration fee due plus
                      any
   interest due
     [line 5(viii) plus line 7]:
     =$ 451,327.00
     9.  Date the registration fee and
   any interest payment was sent to the
   Commissions=s lockbox depository:
   CIK# 0000354912
   March 29, 2001


        Method of Delivery:
           X  Wire Transfer
           R  Mail or other means





                 SIGNATURES
This report has been signed below by
the following persons on behalf of the
issuer and in the capacities and on the
dates indicated.
   By (Signature  and Title)*
     Edward P. Millay, Vice President
& Controller Date   March 29, 2001

        * Please print the name and
    title of the signing officer below
    the signature.